Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Strategic Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Document Created Date	dei_DocumentCreationDate	Dec. 03, 2024